Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Other Comprehensive Income (Loss)
OTHER COMPREHENSIVE LOSS
Comprehensive loss represents a measure of all changes in equity that result from recognized transactions and other economic events other than transactions with owners in their capacity as owners. Other comprehensive loss includes foreign currency translations and gains (losses) on hedging instruments.
The following table presents the changes in each component of accumulated other comprehensive loss, net of tax:

(In thousands)	Foreign Currency Translation Adjustments	Hedging Activities	Accumulated Other Comprehensive Loss
Balance, December 31, 2013	$—	$—	$—
Other comprehensive loss before reclassifications	(3,541)	(1,925)	(5,466)
Amounts reclassified from accumulated other comprehensive loss	—	—	—
Net other comprehensive loss	(3,541)	(1,925)	(5,466)
Less: other comprehensive loss attributable to non-controlling interests	(2,392)	(1,437)	(3,829)
Balance, December 31, 2014	$(1,149)	$(488)	$(1,637)

The following table presents the changes in each component of accumulated other comprehensive loss and the related tax effects for the year ended December 31, 2014:

(In thousands)	Before Tax	Tax Effect	Net of Tax
Foreign currency translation adjustments	$(3,541)	$—	$(3,541)
Unrealized loss on hedging instruments	(1,925)	—	(1,925)
Other comprehensive loss	$(5,466)	$—	$(5,466)
Less: other comprehensive loss attributable to non-controlling interests, net of tax			(3,829)
Other comprehensive loss attributable to TerraForm Power, Inc. Class A stockholders			$(1,637)